REHABILITATION PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Beginning balance	$ 70,712	$ 77,382
Accretion of rehabilitation provision	691	1,245
Changes in estimates	138	(1,923)
Cost of reclamation work performed	(5,316)	(5,992)
Balance at the end of the period	66,225	70,712
Current portion			$ 7,665	$ 6,566
Long term portion			58,560	64,146
Total	70,712	77,382	66,225	70,712
Wassa
Disclosure of financial liabilities [line items]
Beginning balance	17,400
Accretion of rehabilitation provision	1,000
Balance at the end of the period	17,200	17,400
Total	17,400	17,400	17,200	17,400
Prestea
Disclosure of financial liabilities [line items]
Beginning balance	53,300
Changes in estimates	(800)
Balance at the end of the period	49,000	53,300
Total	53,300	$ 53,300	49,000	$ 53,300
Prestea | Refractory Operation
Disclosure of financial liabilities [line items]
Changes in estimates	(3,100)
Prestea | Non-Refractory Operation
Disclosure of financial liabilities [line items]
Changes in estimates	$ 2,300
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Undiscounted future cash needs for rehabilitation			$ 73,469
Discount rate assumption			2.00%
Inflation rate assumption			2.00%